Sales and marketing expenses	9 Months Ended
Sep. 30, 2022
Sales and marketing expenses
Sales and marketing expenses

13.            Sales and marketing expenses

	Three months ended		Nine months ended
	September 30, 2022	September 30, 2021	September 30, 2022	September 30, 2021
Consulting	$379,874	$310,738	$946,964	$490,337
Marketing	1,418,294	980,351	3,737,052	2,926,079
Salaries and benefits	1,346,884	1,302,138	4,330,485	3,137,092
Share-based compensation expense	26,745	85,809	81,554	448,844
	$3,171,797	$2,679,036	$9,096,055	$7,002,352